Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		57 Months Ended	63 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash Flows from Operating Activities
Net loss	$ (2,083,708)	$ (5,647,906)	$ (5,597,300)	$ (16,525)	$ (5,731,246)	$ (7,814,954)
Adjustments to reconcile net loss to net cash used in operatingactivities:
Depreciation	452	105	276	0	276	728
Stock based compensation	380,666	1,600,933	2,550,595	0	2,550,595	2,931,261
Loss on debt conversion	883,827			0		883,827
Impairment charges			2,662,000		2,662,000	2,662,000
Derivatives charges and credits	225,964	3,315,583	(1,559,706)	0	(1,559,706)	(1,333,742)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	15,170		(17,557)	0	(17,557)	(2,387)
(Increase) in inventories	89,704	(335,830)	(526,284)	0	(526,284)	(436,580)
Decrease in deferred financing cost	49,451			0		49,451
(Increase) in prepaid expenses and other assets	81,838	(373,463)	(97,287)	0	(97,287)	(15,449)
Increase in accounts payable and accrued expenses	(353,723)	33,478	429,530	(19,565)	430,065	76,342
Net cash used in operating activities	(710,359)	(1,407,100)	(2,155,733)	(36,090)	(2,289,144)	(2,999,503)
Cash Flows from Investing Activities:
Acquisition of intellectual property		(450,000)	(450,000)	0	(450,000)	(450,000)
Acquisition of fixed assets	(2,044)	(1,569)	(3,024)	0	(3,024)	(5,068)
Decrease in security deposits	10,000			0		10,000
Net cash used in investing activities	7,956	(451,569)	(453,024)	0	(453,024)	(445,068)
Cash Flows from Financing Activities
Advances from related parties	(227,023)		87,023	35,945	140,434	(86,589)
Note payable - stockholders	65,000			0		65,000
Repayment of notes payable	(350,000)		(392,500)	0	(392,500)	(742,500)
Insurance financing note		(24,903)		0
Offering costs			(45,000)	0	(45,000)	(45,000)
Proceeds from issuance of stock to initial stockholders			0	0	80,000	80,000
Proceeds from issuance of notes			540,000	0	540,000	540,000
Proceeds from private placement of common stock	1,725,000	2,412,756	2,480,500		2,480,500	4,205,500
Net cash provided by financing activities	1,212,977	2,387,853	2,670,023	35,945	2,803,434	4,016,411
Net increase in cash	510,574	529,184	61,266	(145)	61,266	571,840
Cash at beginning of the period	61,266			145
Cash at end of the period	571,840	529,184	61,266		61,266	571,840
Supplemental Disclosure of Cash Flow Information:
Cash paid for franchise taxes	1,550	800	800	0	800	2,350
Cash paid for interest				0
Supplemental Disclosure of Non-Cash Transactions:
Offering costs paid by stockholder		25,000	25,000	0	25,000	25,000
Conversion of stockholder loan into common stock	443,761	2,744	2,744	0	2,744	446,505
Conversion of stockholder loan into capital - no shares issued		22,256	22,256	0	22,256	22,256
Conversion of 7,529,999 warrants into 1,506,004 common shares	722,882					722,882
Note payable - insurance financing		42,500	42,500	0	42,500	42,500
Note issued for accounts payable				7,500	7,500	7,500
Acquisition of intellectual property through note payable		700,000	700,000	0	700,000	700,000
Issuance of 200,000 shares of common stock pursuant to price protection provision in subscription agreement	20,000		20,000	0	20,000	20,000
Financing costs through issuance of restricted common stock			$ 0	$ 0	$ 60,000	$ 60,000